Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
The following is a summary of the Company’s debt:

		December 31, 2021		December 31, 2020
Type	Maturity	Effective Interest Rate	Carrying Value	Effective Interest Rate	Carrying Value
Senior Notes (2029)	2029	4.875%	$921,399	—%	$—
Senior Secured Notes (2028)	2028	3.875%	921,177	—%	—
Senior Secured Notes (2026)	2026	4.500%	700,000	4.500%	700,000
Term Loan Facility (2026)	2026	3.860%	2,818,800	3.626%	2,847,400
Revolving Credit Facility	2024	3.359%	175,000	—%	—
Finance Lease(1)	2023	3.800%	30,835	—%	—
Total debt outstanding			5,567,211		3,547,400
Debt issuance costs			(47,189)		(51,309)
Term Loan Facility (2026), Senior Notes (2029), Senior Secured Notes (2028), discounts			(33,165)		(9,591)
Short-term debt, including current portion of long-term debt			(30,577)		(28,600)
Long-term debt, net of current portion and debt issuance costs			$5,456,280		$3,457,900

(1) See Note 7 - Leases for additional information.
The loans were priced at market terms and collectively have a weighted average interest rate of 4.096% and 3.799% for the year ended December 31, 2021 and 2020, respectively.
Financing Transactions

Senior Secured Notes due 2026
On October 31, 2019, we closed a private placement offering of  $700,000 in aggregate principal amount of Senior Secured Notes ("Notes") due 2026 bearing interest at 4.50% per annum, payable semi-annually to holders of record in May and November. The first interest payment was paid in May 2020. The Notes due 2026 were issued by Camelot Finance S.A., an indirect wholly-owned subsidiary of Clarivate, and are secured on a first-lien pari passu basis with borrowings under the Credit Facilities. These Notes are guaranteed on a joint and several basis by certain Clarivate subsidiaries. The Notes will be general senior secured obligations of the Issuer and will be secured on a first-priority basis by the collateral now owned or hereafter acquired by the Issuer and each of the Guarantors that secures the Issuer’s and such Guarantor’s obligations under the New Senior Credit Facility (subject to permitted liens and other exceptions).
The Notes are subject to redemption as a result of certain changes in tax laws or treaties of (or their interpretation by) a relevant taxing jurisdiction at 100% of the principal amount, plus accrued and unpaid interest to the date of redemption, and upon certain changes in control at 101% of the principal amount, plus accrued and unpaid interest to the date of purchase. Additionally, at the Company’s election the Notes may be redeemed (i) prior to November 1, 2022 at a redemption price equal to 100% of the aggregate principal amount of Notes being redeemed plus a “make-whole” premium, plus accrued and unpaid interest to the date of redemption or (ii) prior to November 1, 2022, the Company may use funds in an aggregate amount not exceeding the net cash proceeds of one or more specified equity offerings to redeem up to 40% of the aggregate principal amount of the Notes at a redemption price equal to 104.5% of the aggregate principal amount of the Notes being redeemed, plus accrued and unpaid interest and additional amounts to the date of redemption provided that at least 50% of the original aggregate principal amount of the Notes issued on the Closing Date remains outstanding after the redemption (or all Notes are redeemed substantially concurrently) and the redemption occurs within 120 days of the date of the closing of such equity offering or (iii) on November 1, 2022 of each of the years referenced below based on the call premiums listed below, plus accrued and unpaid interest to the date of redemption.

Period	Redemption Price (as a percentage of principal)
2022	102.250%
2023	101.125%
2024 and thereafter	100.000%
The Indenture governing the senior secured notes due 2026 contains covenants which, among other things, limit the incurrence of additional indebtedness (including acquired indebtedness), issuance of certain preferred stock, the payment of dividends, making restricted payments and investments, the purchase or acquisition or retirement for value of any equity interests, the provision of loans or advances to restricted subsidiaries, the sale or lease or transfer of any properties to any restricted subsidiaries, the transfer or sale of assets, and the creation of certain liens. As of December 31, 2021, we were in compliance with the indenture covenants.
We used the net proceeds from the offering of the Notes due 2026, together with proceeds from the $900,000 Term Loan Facility and a $250,000 Revolving Credit Facility with a $40,000 letter of credit sub-limit, collectively the "Credit Facilities" discussed below to, among other things, redeem the 7.875% senior notes due 2024 issued by Camelot Finance S.A. ("Prior Notes") in full, refinance all amounts outstanding under the $175,000 revolving credit facility which was governed by the credit agreement dated as of October 3, 2016 ("Prior Revolving Credit Facility") and the $1,550,000 term loan facility ("Prior Term Loan Facility"), collectively the "Prior Credit Facilities", fund in full the TRA Termination Payment pursuant to the TRA Buyout Agreement and pay fees and expenses related to the foregoing. We redeemed the Prior Notes at a fixed price of 103.938%, plus accrued and unpaid interest to the date of the purchase. The total loss on the extinguishment of debt, including the transactions noted below, was $3,179.
The Credit Facilities

On October 31, 2019, we entered into the Credit Facilities. The Credit Facilities consist of a $900,000 Term Loan Facility, due 2026, and a $250,000 Revolving Credit Facility with a $40,000 letter of credit sublimit, due 2024. In November 2021, we increased the capacity of the revolving credit facility by $100,000 to $350,000.

Borrowings under the Credit Facility bear interest at a floating rate which can be, at our option, either (i) a Eurocurrency rate plus an applicable margin or (ii) an alternate base rate (equal to the highest of (i) the rate which Bank of America, N.A. announces as its prime lending rate, (ii) the Federal Funds Effective Rate plus one-half of 1.00% and (iii) the Eurocurrency rate for an interest period of one month for loans denominated in dollars plus 1.00% plus an applicable margin, in either case, subject to a Eurocurrency rate floor of 0.00%. Commencing with the last day of the first full quarter ending after the closing date of the Credit Facilities, the Term Loan Facility will amortize in equal quarterly installments in an amount equal to 1.00% per annum of the original par principal amount thereof, with the remaining balance due at final maturity.

The Credit Facilities are secured by substantially all of our assets and the assets of all of our U.S. restricted subsidiaries and certain of our non-U.S. subsidiaries, including those that are or may be borrowers or guarantors under the Credit Facilities, subject to customary exceptions. The Credit Agreement governing the Credit Facilities contains customary events of default and restrictive covenants that limit us from, among other things, incurring certain additional indebtedness, issuing preferred stock, making certain restricted payments and investments, certain transfers or sales of assets, entering into certain affiliate transactions or incurring certain liens.
The Credit Facilities provide that, upon the occurrence of certain events of default, our obligations thereunder may be accelerated and the lending commitments terminated. Such events of default include payment defaults to the lenders, material inaccuracies of representations and warranties, covenant defaults, cross-defaults to other material indebtedness (including the senior secured notes due 2026), voluntary and involuntary bankruptcy proceedings, material money judgments, loss of perfection over a material portion of collateral, material ERISA/pension plan events, certain change of control events and other customary events of default, in each case subject to threshold, notice and grace period provisions.
With respect to the credit facilities, the Company may be subject to certain negative covenants, including either a fixed charge coverage ratio, total first lien net leverage ratio, or total net leverage ratio if certain conditions are met. As of December 31, 2021, the company was in compliance with the covenants for the credit facilities.
The obligations of the borrowers under the Credit Agreement are guaranteed by UK Holdco and certain of its restricted subsidiaries and are collateralized by substantially all of UK Holdco’s and certain of its restricted subsidiaries’ assets (with customary exceptions described in the Credit Agreement). UK Holdco and its restricted subsidiaries are subject to certain covenants including restrictions on UK Holdco’s ability to pay dividends, incur indebtedness, grant a lien over its assets, merge or consolidate, make investments, or make payments to affiliates.
Term Loan Facility (2026)
On October 31, 2019, when we entered into the Credit Facilities, the Credit Facilities consisted of a $900,000 Term Loan Facility, which was fully drawn at closing.

On February 28, 2020, in connection with the DRG acquisition, the Company incurred an incremental $360,000 of borrowings under our term loan facility and used the net proceeds from such borrowings to fund a portion of the DRG acquisition and to pay related fees and expenses.

In addition, the Company secured the backstop of a $950,000 fully committed bridge facility in connection with the DRG acquisition. However, the Company obtained all required financing with proceeds from the additional term loan borrowings and through a primary equity offering in February 2020. As such, the bridge facility remained undrawn through its expiration on closing of the acquisition.
On October 1, 2020, in connection with the CPA Global acquisition, the Company incurred an incremental $1,600,000 of borrowings under our term loan facility and used the net proceeds from such borrowings to fund the repayment of CPA Global's parent company outstanding debt of $2,055,822. Previously, the Company had secured the backstop of a $1,500,000 fully committed bridge facility. However, the Company obtained all required financing with proceeds from the additional term loan borrowings and the bridge facility remained undrawn through its expiration on closing of the acquisition.

The Term Loan Facility matures on October 31, 2026. Principal repayments under the Term Loan Facility are due quarterly in an amount equal to 0.25% of the aggregate outstanding principal amount borrowed under the Term Loan Facility on October 31, 2019 and on the maturity date, in an amount equal to the aggregate outstanding principal amount on such date, together in each case, with accrued and unpaid interest. The Prior Credit facility and Prior Notes were replaced by the Credit Facility and Notes. As part of the new Credit Facility, $41,980 of old unamortized discount and fees were written off as part of the restructuring, and of the new costs incurred under the Credit Facility and the Notes, $17 was expensed and $25,818 was deferred during the year-ended December 31, 2019.

Revolving Credit Facility

On October 31, 2019, we entered into the Credit Facilities, the Credit Facilities consist of a $250,000 Revolving Credit Facility with a $40,000 letter of credit sublimit, which was undrawn at closing.

In November 2021, we increased the capacity of the revolving credit facility by $100,000 to $350,000, of which $175,000 remained undrawn as of December 31, 2021. The Revolving Credit Facility carries an interest rate at LIBOR plus 3.25% per annum or Prime plus a margin of 2.25% per annum, as applicable depending on the borrowing, and matures on October 31, 2024. The Revolving Credit Facility interest rate margins will decrease upon the achievement of certain first lien net leverage ratios (as the term is used in the Credit Agreement).

In November 2021, the Company borrowed $175,000 on the existing Revolving Credit Facility and used the net proceeds from such borrowings for general corporate purposes. The revolving credit facility is subject to a commitment fee of 0.375% per annum.

On October 1, 2020, the Company borrowed $60,000 on the existing Revolving Credit Facility and used the net proceeds from such borrowings to fund the debt extinguishment costs in connection with funding of the repayment of CPA Global's parent company outstanding debt. The amount was repaid in the fourth quarter of 2020 and the revolving credit facility has remained undrawn in the period subsequent to the pay down.

The Revolving Credit Facility provides for revolving loans, same-day borrowings and letters of credit pursuant to commitments in an aggregate principal amount of $350,000 with a letter of credit sublimit of $40,000. Proceeds of loans made under the Revolving Credit Facility may be borrowed, repaid and reborrowed prior to the maturity of the Revolving Credit Facility. Our ability to draw under the Revolving Credit Facility or issue letters of credit thereunder will be conditioned upon, among other things, delivery of required notices, accuracy of the representations and warranties contained in the Credit Agreement and the absence of any default or event of default under the Credit Agreement.

As of December 31, 2021, letters of credit totaling $6,080 were collateralized by the Revolving Credit Facility. Notwithstanding the Revolving Credit Facility, as of December 31, 2021 the Company had an unsecured corporate guarantee outstanding for $10,488 and cash collateralized letters of credit totaling $550, all of which were not collateralized by the Revolving Credit Facility. The Company borrowed $175,000 and $0 against the Revolving Credit Facility as of December 31, 2021 and December 31, 2020, to support current operations.
Senior Unsecured Notes (2029) and Senior Secured Notes (2028)
In June 2021, we issued $1,000,000 in aggregate principal amount of Senior Secured Notes due June 30, 2028 and $1,000,000 in aggregate principal amount of Senior Notes due June 30, 2029 bearing interest at a rate of 3.875% and 4.875% per annum, respectively. The interest is payable semi-annually to holders of record on June 30 and December 30 of each year, commencing on December 30, 2021. The Notes were issued by Clarivate Science Holdings Corporation (the "Issuer"), an indirect wholly-owned subsidiary of Clarivate.
In August 2021, we (i) exchanged all of the outstanding, validly tendered and not withdrawn Old Secured Notes for the newly-issued 3.875% Senior Secured Notes due 2028 (the “New Secured Notes”), and (ii) exchanged all of the outstanding, validly tendered and not withdrawn Old Unsecured Notes for the newly-issued 4.875% Senior Unsecured Notes due 2029 (the “New Unsecured Notes” and, together with the New Secured Notes, the “New Notes”). The initial aggregate principal amount of the New Notes is equal to the aggregate principal amount of Old Notes that were validly tendered and not validly withdrawn for exchange, and that were accepted by the Issuer. The offers to exchange are referred to herein as the “Exchange Offers.” Pursuant to the Exchange Offers, the aggregate principal amounts of the Old Notes set forth as follows were validly tendered and not validly withdrawn, and were accepted by the Issuer and subsequently cancelled: (i) $921,177 aggregate principal amount of Old Secured Notes; and (ii) $921,399 aggregate principal amount of Old Unsecured Notes. Following such cancellation, (i) $78,823 aggregate principal amount of Old Secured Notes remained outstanding; and (ii) $78,601 aggregate principal amount of Old Unsecured Notes remained outstanding. The Issuer redeemed such remaining outstanding Old Secured Notes and Old Unsecured Notes at 100% of the principal amount thereof plus accrued and unpaid interest from June 24, 2021 to the redemption date in August 2021. In connection with the settlement of the Exchange Offers, the Issuer (i) issued $921,177 aggregate principal amount of its New Secured Notes; and (ii) issued $921,399 aggregate principal amount of its New Unsecured Notes. The interest is payable semi-annually to holders of record on June 30 and December 30 of each year, commencing on December 30, 2021. The exchange was treated as a debt modification in accordance with Accounting Standards Codification 470, Debt ("ASC 470").
Concurrently with the settlement of the Exchange Offers, the Issuer deposited (or caused to be deposited) an amount in cash equal to the aggregate principal amount of the New Notes of each series into segregated escrow accounts until the date that certain escrow release conditions (the “Escrow Release Conditions”) including the consummation of the ProQuest acquisition, were satisfied. On December 1, 2021 the Escrow Release Conditions were satisfied, and the escrow proceeds were released from the escrow accounts and used to fund a portion of the purchase price of the ProQuest acquisition and to pay related fees and expenses.
In connection with the closing of the ProQuest acquisition on December 1, 2021, the New Notes are guaranteed on a joint and several basis by each of Clarivate’s indirect subsidiaries that is an obligor or guarantor under Clarivate’s existing credit facilities and senior secured notes due 2026. The New Secured Notes are secured on a first-lien pari passu basis with borrowings under the existing credit facilities and senior secured notes, and the New Unsecured Notes are the Issuer’s and such guarantors’ unsecured obligations.
The New Notes are subject to redemption as a result of certain changes in control at 101% of the principal amount, plus accrued and unpaid interest to the date of purchase. At the Company’s election the New Notes may be redeemed (i) prior to June 30, 2024 at a redemption price equal to 100% of the aggregate principal amount of the New Notes being redeemed plus a “make-whole” premium, plus accrued and unpaid interest to the date of redemption or (ii) prior to June 30, 2024, the Company may use funds in an aggregate amount not exceeding the net cash proceeds of one or more specified equity offerings to redeem up to 40% of the aggregate principal amount of the New Notes at a redemption price equal to 103.875% and 104.875% of the aggregate principal amount of the New Secured Notes and New Unsecured Notes respectively being redeemed, plus accrued and unpaid interest and additional amounts to the date of redemption provided that at least 50% of the original aggregate principal amount of the New Notes issued on the Closing Date remains outstanding after the redemption (or all Notes are redeemed substantially concurrently) and the redemption occurs within 120 days of the date of the closing of such equity offering or (iii) on or after June 30, 2024, during the 12 month period commencing on June 30 of each of the years referenced below based on the call premiums listed below, plus accrued and unpaid interest to the date of redemption.

	Redemption Price (as a percentage of principal)
Period	New Secured Notes	New Unsecured Notes
2024	101.938%	102.438%
2025	100.969%	101.219%
2026 and thereafter	100.000%	100.000%
The Indenture governing the New Secured notes due 2028 contains covenants which, among other things, limit the incurrence of additional indebtedness (including acquired indebtedness), issuance of certain preferred stock, the payment of dividends, making restricted payments and investments, the purchase or acquisition or retirement for value of any equity interests, the provision of loans or advances to restricted subsidiaries, the sale or lease or transfer of any properties to any restricted subsidiaries, the transfer or sale of assets, and the creation of certain liens. As of December 31, 2021, we were in compliance with the indenture covenants.

The carrying value of the Company’s variable interest rate debt, excluding unamortized debt issuance costs, approximates fair value due to the short-term nature of the interest rate benchmark rates. The fair value of the fixed rate debt is estimated based on market observable data for debt with similar prepayment features. The fair value of the Company’s debt was $5,595,522 and $3,574,282 at December 31, 2021 and December 31, 2020, respectively. The debt is considered a Level 2 liability under the fair value hierarchy.

Amounts due under all of the outstanding borrowings as of December 31, 2021 for the next five years are as follows:

2022	$30,577
2023	57,458
2024	203,600
2025	28,600
2026	3,404,400
Thereafter	1,842,576
Total maturities	5,567,211
Less: capitalized debt issuance costs and original issue discount	(80,354)
Total debt outstanding as of December 31, 2021	$5,486,857